Financial Risk Management and Fair Value of Financial Instruments - Additional information (Details) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2024 HKD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2024 SGD ($) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of fair value measurement of financial instruments [Line Items]
Allowance For Credit Losses Of Financial Assets	¥ (81,044)	¥ (52,361)					¥ (12,144)	¥ (448)
Carrying amounts of preferred shares and other financial instruments for redemption		¥ 8,181,700
Increase Decrease Of Interest Rate Basis Points | item	100	100	100	100	100	100
Accumulated Deficit	¥ 16,900	¥ 3,200
Insured Value Of Bank Deposits By Government Authority	¥ 51,000	¥ 37,000
Bottom of range [member]
Disclosure of fair value measurement of financial instruments [Line Items]
Trade Receivables Due Period	30 days
Top of range [member]
Disclosure of fair value measurement of financial instruments [Line Items]
Trade Receivables Due Period	90 days
PRC [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority	¥ 500,000
UNITED STATES
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $				$ 250,000
HONG KONG
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $			$ 500,000
AED [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | €					€ 50,000
EUR [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | €					€ 20,000
SGD [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Insured Value Of Bank Deposits By Government Authority | $						$ 100,000
Trade Receivables And Contract Assets [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Percentage of entity's revenue	28.00%	44.00%
Term Of Due From Related Parties Contract Assets And Receivables	1 year
Allowance For Credit Losses Of Financial Assets	¥ 28,700
Trade Receivables And Contract Assets [Member] | Total for all related parties [member]
Disclosure of fair value measurement of financial instruments [Line Items]
Percentage of entity's revenue	37.00%	47.00%
Major Customer One [Member] | Trade Receivables And Contract Assets [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Percentage of entity's revenue		72.00%
Allowance For Credit Losses Of Financial Assets							¥ 11,700
Major Customer Two [Member] | Trade Receivables And Contract Assets [Member]
Disclosure of fair value measurement of financial instruments [Line Items]
Percentage of entity's revenue	60.00%
Allowance For Credit Losses Of Financial Assets		¥ 40,200